Directors' and key management remuneration - Key management (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Directors' and key management remuneration
Short-term benefits	£ 20,862	£ 21,098
Post-employment benefits	643	741
Share-based payments	5,624	7,264
Total remuneration	£ 27,129	£ 29,103